Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2024
Variable interest entities
Schedule of financial information of the Group's VIEs

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Property and equipment	346,662	271,678	283,793	163,307
Intangible assets	514,838	462,485	449,509	421,566
Treasury investments	4,486,675	3,933,042	2,636,525	3,807,688
Investments accounted for using the equity method	2,146,696	2,258,191	2,477,462	2,479,867
Other financial investments measured at fair value through profit or loss	1,512,921	1,603,600	1,087,494	1,225,044
Other financial investments measured at fair value through other comprehensive income	381,908	423,558	414,773	496,472
Accounts receivable	1,716,701	1,386,950	2,091,011	2,318,179
Amounts due from the Company and its subsidiaries	20,730,377	29,306,180	25,637,023	31,467,731
Restricted cash	108,223	739,355	1,137,507	1,559,177
Cash and cash equivalents	18,499,058	5,558,835	14,631,898	3,981,383
Other assets	2,664,412	3,443,195	3,964,380	8,190,767
Total assets	53,108,471	49,387,069	54,811,375	56,111,181
Shareholders’ deficit of VIEs	(16,430,915)	(22,216,875)	(21,029,871)	(22,135,916)
Borrowings	824,964	199,807	3,496,853	3,440,561
Lease liabilities	241,202	276,526	105,645	103,282
Accounts and notes payable	3,717,589	2,706,322	4,490,690	4,372,876
Amounts due to the Company and its subsidiaries	58,675,506	63,721,621	61,319,852	63,177,051
Other liabilities	6,080,125	4,699,668	6,428,206	7,153,327
Total liabilities	69,539,386	71,603,944	75,841,246	78,247,097
Total liabilities and shareholders’ deficit of VIEs	53,108,471	49,387,069	54,811,375	56,111,181

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenues	132,237,619	181,926,012	192,643,797
Profit (loss) for the year	(338,225)	1,079,592	546,030
Net cash provided by (used in) operating activities	3,381,219	16,513,314	1,115,983
Net cash provided by (used in) investing activities	400,365	1,202,359	(7,608,750)
Net cash provided by (used in) financing activities	(16,721,807)	(8,642,610)	(4,157,748)